Shareholders' Equity (Deficit) - Schedule of Warrant and Conversion Feature Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
		Sep. 30, 2016	Dec. 31, 2015
Warrant and conversion feature liability, total		$ 5,830	$ 2,800
Less: current portion of warrant and conversion feature liability		(324)
WARRANT LIABILITY		$ 5,506	2,800
Former Senior Lender [Member]
Shares Issuable		175,911
Current Exercise Price		$ 3.90
Warrant and conversion feature liability, total		$ 691	537
Mr. Davis [Member]
Shares Issuable
Current Exercise Price
Warrant and conversion feature liability, total			45
Series A, B and C Preferred Shareholders [Member]
Shares Issuable		597,790
Current Exercise Price		$ 4.94
Warrant and conversion feature liability, total		$ 2,632	2,175
Lincoln Park [Member]
Shares Issuable		115,400
Current Exercise Price		$ 4.94
Warrant and conversion feature liability, total		$ 516	43
Lender of October 2016 Notes Payable [Member]
Shares Issuable		10,000
Current Exercise Price		$ 4.94
Warrant and conversion feature liability, total		$ 45
June 9, 2016 Investors [Member]
Shares Issuable		200,000
Current Exercise Price		$ 4.94
Warrant and conversion feature liability, total		$ 894
Convertible Noteholders [Member]
Shares Issuable	[1]	754,957
Current Exercise Price Description	[1]	Various
Warrant and conversion feature liability, total	[1]	$ 903
Messrs. Hanson and Davis [Member]
Shares Issuable		33,334
Current Exercise Price		$ 4.94
Warrant and conversion feature liability, total		$ 149

[1]	Shares issuable includes warrants to purchase 357,612 shares of common stock at the lower of $5.55 per share and 80% of the per share offering price in the Company's next underwritten public offering and 397,345 shares issuable upon conversion of the principal amount of the underlying notes at the conversion price of $5.55 per share. The terms of the convertible note agreements specify that the Company will issue shares of common stock at the lower of $5.55 per share or 80% of the price paid per share in an underwritten public offering.